Reporting and Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Allowance for Credit Loss [Abstract]
Balance at January 1	$ 369	$ 343
Increase in allowance	590	540
Write-offs	(499)	(514)
Balance at December 31	$ 460	$ 369